Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Regulated Operations [Abstract]
Schedule of Regulatory Assets and Liabilities

Hydro One has recorded the following regulatory assets and liabilities:

December 31 (millions of Canadian dollars)	2013	2012
Regulatory assets:
Deferred income tax regulatory asset	1,145	954
Pension benefit regulatory asset	845	1,515
Post-retirement and post-employment benefits	308	320
Environmental	266	249
Pension cost variance	80	61
OEB cost assessment differential	9	6
DSC exemption	7	2
Long-term project development costs	5	5
Rider 2	—	10
Other	18	5

Total regulatory assets	2,683	3,127
Less: current portion	47	29

	2,636	3,098

Regulatory liabilities:
External revenue variance	81	61
Rider 8	55	45
Retail settlement variance accounts	35	54
Deferred income tax regulatory liability	19	16
Rider 9	19	—
PST savings deferral	17	13
Hydro One Brampton Networks rider	8	—
Rider 3	—	9
Rural and remote rate protection variance	—	6
Other	14	17

Total regulatory liabilities	248	221
Less: current portion	85	40

	163	181